Share Based Payments - Summary of Stock Based Compensation Expense is Classified in Consolidated Statement of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 2,021	$ 3,336	$ 4,691	$ 8,095
Research and Development Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	727	643	898	939
Cost of Sales
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	(1)
Selling, General and Administrative Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 1,295	$ 2,693	$ 3,793	$ 7,156